Summary of Significant Accounting Policies (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property and Equipment	$ 569,567	$ 169,380
Accumulated depreciation	196,353	13,157
Property and equipment, net	373,214	156,223
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property and Equipment	105,902	43,849
Furniture and fixtures [Member]
Property, Plant and Equipment, Net [Abstract]
Property and Equipment	72,713	48,157
Tooling and molds [Member]
Property, Plant and Equipment, Net [Abstract]
Property and Equipment	$ 390,952	$ 77,374